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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03274

                               -----------------

                            MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                One Cityplace,
                         Hartford, Connecticut, 06103
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              (Address of principal executive offices) (Zip code)

       (Name and Address of Agent for Service)         Copy to:
                Elizabeth M. Forget
                     President                  Robert N. Hickey, Esq.
           260 Madison Avenue, 10th Floor      Sullivan & Worcester LLP
                 New York, NY 10006              1666 K Street, N.W.
                                                Washington, D.C. 20006

      Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

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ITEM 1. SCHEDULE OF INVESTMENTS.

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MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS. (UNAUDITED)
March 31, 2006
(Percentage of Net Assets)

SECURITY                                          PAR
DESCRIPTION                                      AMOUNT       VALUE
---------------------------------------------- ----------- ------------
SHORT - TERM INVESTMENTS -- 99.5%
COMMERCIAL PAPER -- 83.6%
BANKS -- 4.1%
Rabobank USA Financial Corp. 4.770%,
  due 04/04/06                                 $14,650,000 $ 14,644,176
                                                           ------------
                                                             14,644,176
                                                           ------------
FINANCIAL - DIVERSIFIED -- 79.5%
Albis Capital Corp. 4.690%,
  due 04/24/06                                  16,000,000   15,952,058
Atomium Funding Corp. 4.680%,
  due 04/04/06                                   9,000,000    8,996,490
Bear Stearns Co., Inc. 4.850%,
  due 04/03/06                                   4,420,000    4,418,809
Beethoven Funding Corp. 4.750%,
  due 04/21/06                                  13,000,000   12,965,695
Brahms Funding Corp. 4.820%,
  due 05/02/06                                  16,000,000   15,933,591
Cimarron Ltd. 4.810%,
  due 05/02/06                                  15,527,000   15,462,688
Crown Point Capital Co. LLC 4.680%,
  due 04/04/06                                  15,000,000   14,994,150
Danske Corp. 4.750%,
  due 04/27/06                                  16,039,000   15,983,977
Deutsche Bank Finance LLC 4.795%,
  due 02/21/07                                  17,000,000   16,261,836
Ebury Finance Ltd. 4.800%,
  due 05/10/06                                  15,000,000   14,922,000
Fenway Funding LLC 4.680%,
  due 04/03/06                                  10,200,000   10,197,348
Legacy Capital Co. 4.630%,
  due 04/05/06                                  15,068,000   15,060,248
Morrigan Funding LLC 4.810%,
  due 04/25/06                                  12,907,000   12,865,612
Ormond Quay Funding LLC 4.810%,
  due 05/02/06                                  15,000,000   14,937,871
Prudential Plc 4.760%,
  due 05/10/06                                  15,750,000   15,668,783
Tasman Funding, Inc. 4.710%,
  due 04/12/06                                  15,000,000   14,978,413
Thornburg Mortgage Capital Resources
  LLC 4.615%, due 04/05/06                      15,422,000   15,414,092
Toyota Motor Credit Corp. 4.740%,
  due 05/09/06                                  17,000,000   16,914,943
Victory Receivable Corp. 4.780%,
  due 04/26/06                                  15,000,000   14,950,208
White Pine Finance LLC 4.670%,
  due 04/10/06                                  14,822,000   14,804,695
                                                           ------------
                                                            281,683,507
                                                           ------------
                                                            296,327,683
                                                           ------------
FOREIGN CERTIFICATE OF DEPOSIT -- 4.8%
Depfa Bank Plc 4.615%,
  due 05/03/06                                  17,000,000   16,930,262
                                                           ------------
MEDIUM - TERM NOTE -- 3.8%
Stanfield Victoria Finance Ltd. 4.960%,
  due 09/27/06                                  14,000,000   13,654,729
                                                           ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.3%
Federal Home Loan Mortgage Corp. Discount
  Notes 4.720%, due 02/06/07 (a)                17,000,000   16,306,816
Federal National Mortgage Assoc. Discount
  Notes 4.815%, due 02/23/07 (a)                10,000,000    9,561,300
                                                           ------------
                                                             25,868,116
                                                           ------------
Total Short - Term Investments
  (Cost $352,780,790)                                       352,780,790
                                                           ------------
TOTAL INVESTMENTS - 99.5% (Cost $352,780,790#)              352,780,790
                                                           ------------
Other Assets and Liabilities (net) -- 0.5%                    1,607,623
                                                           ------------
TOTAL NET ASSETS -- 100.0%                                 $354,388,413
                                                           ============

(a) Zero Coupon Bond - interest rate represents current yield to maturity.
#   Aggregate cost for federal income tax purposes is substantially the same.

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONEY MARKET PORTFOLIO

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 19, 2006

By: /s/ Peter Duffy
    -------------------------
    Peter Duffy
    Chief Financial Officer
    and Treasurer

Date:May 19, 2006